Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (25.7%)

	Communication Services (2.9%)
345,000	Altice France, SA*
	7.375%, 05/01/26	$368,315
310,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	310,578
	CenturyLink, Inc.*
850,000	4.000%, 02/15/27	857,875
85,000	5.125%, 12/15/26	87,548
550,000	Cincinnati Bell, Inc.*
	8.000%, 10/15/25	586,437
465,000	Cumulus Media New Holdings,
	Inc.*
	6.750%, 07/01/26	490,866
250,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Company*
	5.375%, 08/15/26	249,439
750,000	Embarq Corp.
	7.995%, 06/01/36	834,727
	Entercom Media Corp.*
275,000	7.250%, 11/01/24	291,152
150,000	6.500%, 05/01/27	160,852
	Frontier Communications Corp.*
700,000	8.000%, 04/01/27	732,161
295,000	8.500%, 04/01/26	302,875
265,000	Gray Television, Inc.*
	7.000%, 05/15/27	289,163
455,000	Hughes Satellite Systems Corp.
	6.625%, 08/01/26	504,497
465,000	iHeartCommunications, Inc.
	8.375%, 05/01/27	506,620
820,000	Intelsat Jackson Holdings, SA*
	9.750%, 07/15/25	700,186
490,000	LCPR Senior Secured Financing
	DAC*
	6.750%, 10/15/27	519,547
500,000	Netflix, Inc.*
	4.875%, 06/15/30	523,015
485,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	510,897
	Sprint Corp.
1,425,000	7.125%, 06/15/24~	1,474,490
86,000	7.250%, 02/01/28*	85,183
	Telesat Canada / Telesat, LLC*
290,000	4.875%, 06/01/27	299,295
85,000	6.500%, 10/15/27	89,076
375,000	Vodafone Group, PLC"
	7.000%, 04/04/79
	U.S. 5 yr Swap + 4.87%	442,671
		11,217,465
	Consumer Discretionary (2.8%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
129,000	6.625%, 01/15/28	131,669
124,000	9.875%, 04/01/27	143,097
500,000	Boyd Gaming Corp.*
	4.750%, 12/01/27	509,842
285,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*
	5.250%, 10/15/25	289,963
PRINCIPAL
AMOUNT		VALUE
750,000	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*
	4.750%, 03/01/30	$772,054
475,000	Century Communities, Inc.*
	6.750%, 06/01/27	515,957
465,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	497,278
675,000	DISH DBS Corp.
	7.750%, 07/01/26	709,560
715,000	Ford Motor Credit Company, LLC
	4.134%, 08/04/25	733,794
375,000	General Motors Financial
	Company, Inc."
	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	400,043
500,000	goeasy, Ltd.*
	5.375%, 12/01/24	516,155
315,000	Guitar Center, Inc.*
	9.500%, 10/15/21	313,691
280,000	Installed Building Products, Inc.*
	5.750%, 02/01/28	299,937
355,000	L Brands, Inc.
	6.875%, 11/01/35	356,328
	M/I Homes, Inc.
275,000	5.625%, 08/01/25	289,686
130,000	4.950%, 02/01/28*	134,063
715,000	Mattel, Inc.*
	5.875%, 12/15/27	753,456
300,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	289,904
490,000	Newell Brands, Inc.
	4.200%, 04/01/26	512,104
290,000	PetSmart, Inc.*
	5.875%, 06/01/25	298,931
855,000	Rite Aid Corp.*
	6.125%, 04/01/23	779,452
505,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	511,613
270,000	Taylor Morrison Communities,
	Inc.*
	5.750%, 01/15/28	295,593
500,000	Twin River Worldwide Holdings,
	Inc.*
	6.750%, 06/01/27	529,985
280,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	291,787
		10,875,942
	Consumer Staples (0.5%)
490,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLC
	5.750%, 03/15/25	509,213
375,000	Land O'Lakes, Inc.*
	7.000%, 09/18/28	343,495
475,000	Post Holdings, Inc.*
	5.500%, 12/15/29	505,065
555,000	Vector Group, Ltd.*
	6.125%, 02/01/25	553,418
		1,911,191
	Energy (2.2%)
300,000	Apergy Corp.
	6.375%, 05/01/26	318,383

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Buckeye Partners, LP		2,285,000	Allstate Corp.~"
550,000	3.950%, 12/01/26	$545,886		5.750%, 08/15/53
345,000	5.850%, 11/15/43	328,181		3 mo. USD LIBOR + 2.94%	$2,485,075
500,000	California Resources Corp.*		765,000	American International Group,
	8.000%, 12/15/22	170,698		Inc."
460,000	DCP Midstream Operating, LP*"			5.750%, 04/01/48
	5.850%, 05/21/43			3 mo. USD LIBOR + 2.87%	866,313
	3 mo. USD LIBOR + 3.85%	426,694	650,000	Amwins Group, Inc.*
500,000	eG Global Finance, PLC*			7.750%, 07/01/26	711,084
	6.750%, 02/07/25	507,303	400,000	Ardonagh Midco 3, PLC*
785,000	Enbridge, Inc."			8.625%, 07/15/23	410,676
	6.000%, 01/15/77		710,000	AssuredPartners, Inc.*
	3 mo. USD LIBOR + 3.89%	845,107		7.000%, 08/15/25	723,231
	EnLink Midstream Partners, LP		1,425,000	Bank of America Corp.~"
585,000	6.000%, 12/15/22"			4.300%, 01/28/25
	3 mo. USD LIBOR + 4.11%	409,415		3 mo. USD LIBOR + 2.66%	1,425,905
220,000	4.850%, 07/15/26	203,572	615,000	Bank of Montreal"
775,000	Enterprise Products Operating,			4.800%, 08/25/24
	LLC"			5 year CMT + 2.98%	641,716
	5.250%, 08/16/77		1,150,000	Bank of New York Mellon Corp."
	3 mo. USD LIBOR + 3.03%	802,001		4.625%, 09/20/26
43,000	Holly Energy Partners, LP / Holly			3 mo. USD LIBOR + 3.13%	1,217,505
	Energy Finance Corp.*		215,000	Bank OZK"
	5.000%, 02/01/28	43,668		5.500%, 07/01/26
90,000	Laredo Petroleum, Inc.			3 mo. USD LIBOR + 4.43%	223,566
	10.125%, 01/15/28	80,325	385,000	Barclays, PLC"
500,000	Magnolia Oil & Gas Operating,			7.875%, 03/15/22
	LLC / Magnolia Oil & Gas Finance			U.S. 5 yr Swap + 6.77%	417,815
	Corp.*		500,000	Brookfield Property REIT, Inc. /
	6.000%, 08/01/26	518,667		BPR Cumulus, LLC / BPR
400,000	MPLX, LP"			Nimbus, LLC / GGSI Sellco, LLC*
	6.875%, 02/15/23			5.750%, 05/15/26	522,737
	3 mo. USD LIBOR + 4.65%	403,690	100,000	Charles Schwab Corp."
300,000	Murphy Oil Corp.			5.000%, 12/01/27
	5.875%, 12/01/27	308,148		3 mo. USD LIBOR + 2.58%	106,072
280,000	Par Petroleum, LLC / Par		727,000	CIT Group, Inc."
	Petroleum Finance Corp.*			5.800%, 06/15/22
	7.750%, 12/15/25	290,331		3 mo. USD LIBOR + 3.97%	750,740
470,000	Plains All American Pipeline, LP"		3,200,000	Citigroup, Inc.~"
	6.125%, 11/15/22			5.000%, 09/12/24
	3 mo. USD LIBOR + 4.11%	439,671		SOFR + 3.81%	3,349,872
465,000	Targa Resources Partners, LP /			Credit Acceptance Corp.*
	Targa Resources Partners		475,000	6.625%, 03/15/26	515,118
	Finance Corp.		161,000	5.125%, 12/31/24	168,437
	6.500%, 07/15/27	508,610	365,000	Credit Suisse Group, AG*"
765,000	Transcanada Trust"			7.500%, 12/11/23
	5.300%, 03/15/77			U.S. 5 yr Swap + 4.60%	414,906
	3 mo. USD LIBOR + 3.21%	795,707	400,000	Discover Financial Services"
85,000	Transocean, Inc.*			5.500%, 10/30/27
	8.000%, 02/01/27	79,078		3 mo. USD LIBOR + 3.08%	426,362
280,000	Viper Energy Partners, LP*		500,000	Donnelley Financial Solutions, Inc.
	5.375%, 11/01/27	292,277		8.250%, 10/15/24	521,555
545,000	W&T Offshore, Inc.*		765,000	Fifth Third Bancorp"
	9.750%, 11/01/23	517,071		5.100%, 06/30/23
		8,834,483		3 mo. USD LIBOR + 3.03%	792,777
			413,000	Global Aircraft Leasing Company,

	Financials (10.8%)			Ltd.*
421,000	Acrisure, LLC / Acrisure Finance,			6.500%, 09/15/24
				7.250% PIK rate	423,430
	Inc.*
				Goldman Sachs Group, Inc."
	7.000%, 11/15/25	414,102
			1,075,000	4.400%, 02/10/25
11,000	AG Issuer, LLC*
				5 year CMT + 2.85%	1,076,430
	6.250%, 03/01/28	1,023
			385,000	4.950%, 02/10/25
875,000	Alliant Holdings Intermediate, LLC
				5 year CMT + 3.22%	402,760
	/ Alliant Holdings Co-Issuer*
			317,000	Greystar Real Estate Partners,
	6.750%, 10/15/27	921,874
				LLC*

				5.750%, 12/01/25	329,062

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
910,000	HUB International, Ltd.*
	7.000%, 05/01/26	$941,345
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
225,000	5.250%, 05/15/27	225,850
43,000	4.750%, 09/15/24	44,072
300,000	ILFC E-Capital Trust II*"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	248,202
485,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	507,652
700,000	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
	7.250%, 08/15/24	722,242
2,860,000	JPMorgan Chase & Company~"
	4.600%, 02/01/25
	SOFR + 3.13%	2,919,531
750,000	KeyCorp"
	5.000%, 09/15/26
	3 mo. USD LIBOR + 3.61%	801,731
	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*
285,000	5.250%, 10/01/25	294,424
43,000	4.250%, 02/01/27	42,960
375,000	Lloyds Banking Group, PLC"
	7.500%, 06/27/24
	U.S. 5 yr Swap + 4.76%	420,954
1,075,000	MetLife, Inc.~
	6.400%, 12/15/66	1,348,018
365,000	Nationwide Financial Services,
	Inc.
	6.750%, 05/15/87	429,457
	Navient Corp.
465,000	6.750%, 06/15/26	507,113
301,000	5.000%, 03/15/27	300,545
380,000	Nordea Bank Abp*"
	6.625%, 03/26/26
	5 year CMT + 4.11%	429,985
640,000	Principal Financial Group, Inc."
	4.700%, 05/15/55
	3 mo. USD LIBOR + 3.04%	643,990
1,230,000	Progressive Corp."
	5.375%, 03/15/23
	3 mo. USD LIBOR + 2.54%	1,296,377
1,125,000	Prudential Financial, Inc.~"
	5.700%, 09/15/48
	3 mo. USD LIBOR + 2.67%	1,302,497
2,365,000	State Street Corp.~"
	5.625%, 12/15/23
	3 mo. USD LIBOR + 2.54%	2,514,090
165,000	Tronox Finance, PLC*
	5.750%, 10/01/25	165,086
	Truist Financial Corp."
825,000	4.800%, 09/01/24
	5 year CMT + 3.00%	851,800
760,000	5.125%, 12/15/27
	3 mo. USD LIBOR + 2.79%	804,867
375,000	UBS Group, AG*"
	7.000%, 01/31/24
	U.S. 5 yr Swap + 4.34%	412,819
2,270,000	US Bancorp~"
	5.300%, 04/15/27
	3 mo. USD LIBOR + 2.91%	2,500,655
	VICI Properties, LP / VICI Note
	Company, Inc.*
285,000	4.625%, 12/01/29	298,252
PRINCIPAL
AMOUNT		VALUE
172,000	3.750%, 02/15/27	$172,878
86,000	4.125%, 08/15/30	87,391
765,000	Voya Financial, Inc."
	6.125%, 09/15/23
	5 year CMT + 3.36%	829,011
		42,323,937
	Health Care (1.6%)
1,050,000	Bausch Health Companies, Inc.*
	5.000%, 01/30/28	1,063,193
	CHS/Community Health Systems,
	Inc.
875,000	8.125%, 06/30/24*	788,594
295,000	8.000%, 03/15/26*	308,234
295,000	6.250%, 03/31/23	300,543
500,000	Magellan Health, Inc.
	4.900%, 09/22/24	521,665
140,000	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*
	4.875%, 04/15/20	113,854
310,000	Par Pharmaceutical, Inc.*
	7.500%, 04/01/27	315,496
	Tenet Healthcare Corp.
535,000	6.875%, 11/15/31	553,113
480,000	5.125%, 11/01/27*	502,622
1,250,000	Teva Pharmaceutical Finance
	Netherlands III, BV
	2.800%, 07/21/23	1,167,663
525,000	West Street Merger Sub, Inc.*
	6.375%, 09/01/25	519,267
		6,154,244
	Industrials (2.6%)
	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
215,000	4.625%, 01/15/27	218,081
172,000	4.875%, 02/15/30	176,841
275,000	Allison Transmission, Inc.*
	5.875%, 06/01/29	300,795
940,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	972,632
100,000	Avolon Holdings Funding, Ltd.*
	2.875%, 02/15/25	100,851
525,000	Beacon Roofing Supply, Inc.*
	4.875%, 11/01/25	522,887
190,000	BNSF Funding Trust I"
	6.613%, 12/15/55
	3 mo. USD LIBOR + 2.35%	214,520
500,000	Cascades Inc/Cascades USA,
	Inc.*
	5.125%, 01/15/26	518,532
475,000	Covanta Holding Corp.
	6.000%, 01/01/27	494,558
575,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	637,324
85,000	EnerSys*
	4.375%, 12/15/27	85,112
755,000	General Electric Company"
	5.000%, 01/21/21
	3 mo. USD LIBOR + 3.33%	748,854
43,000	GFL Environmental, Inc.*
	5.125%, 12/15/26	44,470
475,000	Golden Nugget, Inc.*
	8.750%, 10/01/25	501,078

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
475,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	$496,648
510,000	Hertz Corp.*
	6.000%, 01/15/28	514,975
290,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	297,585
107,000	Moog, Inc.*
	4.250%, 12/15/27	110,173
215,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	219,005
175,000	Navistar International Corp.*
	6.625%, 11/01/25	183,696
172,000	Novelis Corp.*
	4.750%, 01/30/30	172,860
300,000	Park-Ohio Industries, Inc.
	6.625%, 04/15/27	305,624
275,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	300,017
	Station Casinos, LLC*
500,000	5.000%, 10/01/25	513,110
151,000	4.500%, 02/15/28	150,715
	TransDigm, Inc.
655,000	7.500%, 03/15/27	717,680
465,000	6.250%, 03/15/26*	502,781
280,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	288,701
		10,310,105
	Information Technology (0.2%)
345,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	329,951
56,000	Fair Isaac Corp.*
	4.000%, 06/15/28	57,082
250,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	217,738
275,000	MTS Systems Corp.*
	5.750%, 08/15/27	290,394
118,000	PTC, Inc.*
	4.000%, 02/15/28	119,723
		1,014,888
	Materials (1.0%)
490,000	Allegheny Technologies, Inc.
	5.875%, 12/01/27	500,466
240,000	ArcelorMittal, SA
	7.000%, 10/15/39	304,726
285,000	First Quantum Minerals, Ltd.*
	7.250%, 04/01/23	283,663
	Freeport-McMoRan, Inc.
300,000	5.450%, 03/15/43	306,056
285,000	5.000%, 09/01/27	296,179
290,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	296,016
275,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	300,583
500,000	New Gold, Inc.*
	6.375%, 05/15/25	471,935
465,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	495,174
290,000	Trinseo Materials Operating,
	SCA*
	5.375%, 09/01/25	273,073
PRINCIPAL
AMOUNT		VALUE
500,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	$520,570
		4,048,441
	Real Estate (0.1%)
270,000	Forestar Group, Inc.*
	8.000%, 04/15/24	294,662
	Utilities (1.0%)
129,000	Calpine Corp.*
	4.500%, 02/15/28	128,026
200,000	CenterPoint Energy, Inc."
	6.125%, 09/01/23
	3 mo. USD LIBOR + 3.27%	213,720
750,000	Dominion Energy, Inc."
	4.650%, 12/15/24
	5 year CMT + 2.99%	778,365
1,000,000	Duke Energy Corp."
	4.875%, 09/16/24
	5 year CMT + 3.39%	1,060,440
200,000	National Rural Utilities
	Cooperative Finance Corp."
	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	219,720
805,000	NextEra Energy Capital Holdings,
	Inc."
	4.800%, 12/01/77
	3 mo. USD LIBOR + 2.41%	850,346
258,000	PPL Capital Funding, Inc."
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	252,480
375,000	WEC Energy Group, Inc."
	4.022%, 05/15/67
	3 mo. USD LIBOR + 2.11%	354,894
		3,857,991
	TOTAL CORPORATE BONDS
	(Cost $99,283,083)	100,843,349

CONVERTIBLE BOND (0.0%)

	Communication Services (0.0%)
70,000	Intelsat, SA
	4.500%, 06/15/25
	(Cost $46,874)	30,259

BANK LOANS (2.1%)

	Communication Services (0.4%)
498,750	Clear Channel Outdoor Holdings,
	Inc.!
	0.000%, 08/21/26	501,478
180,000	iHeartCommunications, Inc.!
	0.000%, 05/01/26	180,473
180,000	iHeartCommunications, Inc.!
	0.000%, 05/01/26	180,000
500,000	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	506,340
215,000	Terrier Media Buyer, Inc."
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	217,096
		1,585,387

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (0.4%)
224,360	Michaels Stores, Inc."
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	$217,237
725,000	Staples, Inc."
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	713,882
502,478	Weight Watchers International,
	Inc."
	6.720%, 11/29/24
	2 mo. LIBOR + 4.75%	503,265
		1,434,384
	Energy (0.1%)
215,000	Par Pacific Holdings, Inc."
	8.600%, 01/12/26
	2 mo. LIBOR + 6.75%	216,613
	Financials (0.1%)
435,000	Connect Finco Sarl!
	0.000%, 12/11/26	438,432
	Health Care (0.4%)
658,329	Amneal Pharmaceuticals, LLC"
	5.188%, 05/04/25
	1 mo. LIBOR + 3.50%	605,116
503,725	Gentiva Health Services, Inc."
	5.069%, 07/02/25
	3 mo. LIBOR + 3.25%	506,243
374,038	Mallinckrodt International Finance,
	SA"
	4.695%, 09/24/24
	2 mo. LIBOR + 2.75%	314,333
403,962	Team Health Holdings, Inc."
	4.395%, 02/06/24
	1 mo. LIBOR + 2.75%	324,999
		1,750,691
	Industrials (0.4%)
299,250	Granite Holdings US Acquisition
	Co."
	7.211%, 09/30/26
	3 mo. LIBOR + 5.25%	299,624
513,690	Navistar International Corp."
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	515,873
690,000	Scientific Games International,
	Inc.!
	0.000%, 08/14/24	689,137
		1,504,634
	Information Technology (0.3%)
299,244	BMC Software Finance, Inc."
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	295,320
375,000	Camelot U.S. Acquisition 1 Co."
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	377,578
725,000	VFH Parent, LLC!
	0.000%, 03/01/26	728,628
		1,401,526
	TOTAL BANK LOANS
	(Cost $8,236,570)	8,331,667
NUMBER OF
SHARES	VALUE

CONVERTIBLE PREFERRED STOCKS (8.2%)

	Communication Services (0.6%)
15,300	AT&T, Inc.~
	5.350%, 11/01/66	$404,838
50,000	Qwest Corp.~
	6.500%, 09/01/56	1,287,500
15,300	Telephone & Data Systems, Inc.~
	7.000%, 03/15/60	393,975
13,000	United States Cellular Corp.
	7.250%, 12/01/64	341,510
		2,427,823
	Consumer Discretionary (0.1%)
8,100	Ford Motor Company~
	6.200%, 06/01/59	215,298
	Energy (0.5%)
35,625	Energy Transfer Operating, LP~"
	7.625%, 08/15/23	885,281
10,200	NuStar Energy, LP~"
	7.625%, 06/15/22	231,846
24,600	NuStar Logistics, LP~"
	8.565%, 01/15/43	651,162
		1,768,289
	Financials (4.7%)
7,800	Affiliated Managers Group, Inc.~
	5.875%, 03/30/59	213,642
42,100	Arch Capital Group, Ltd.~
	5.250%, 09/29/21	1,092,074
31,500	Axis Capital Holdings, Ltd.~
	5.500%, 11/07/21	821,835
1,500	Bank of America Corp.~""
	7.250%	2,359,050
	Capital One Financial Corp.
50,700	5.000%, 12/01/24~	1,295,385
8,226	4.800%, 06/01/25	203,914
24,600	CIT Group, Inc.~
	5.625%, 12/15/24	643,290
17,000	Citizens Financial Group, Inc.~
	5.000%, 01/06/25	433,500
7,500	Fifth Third Bancorp~"
	6.625%, 12/31/23	219,300
33,000	JPMorgan Chase & Co.~
	4.750%, 12/01/24	849,750
15,700	KeyCorp~
	5.650%, 12/15/23	422,330
31,650	Legg Mason, Inc.~
	5.450%, 09/15/56	819,102
28,600	MetLife, Inc.~
	4.750%, 03/15/25	731,588
	Morgan Stanley~
58,000	4.875%, 01/15/25	1,476,100
23,175	5.850%, 04/15/27"
	3 mo. USD LIBOR + 3.49%	666,513
7,900	Northern Trust Corp.
	4.700%, 01/01/25	207,296
31,200	Oaktree Capital Group, LLC~
	6.550%, 09/15/23	866,112
6,846	Prospect Capital Corp.
	6.250%, 06/15/24	176,627
	Wells Fargo & Company~
65,000	4.750%, 03/15/25	1,634,100
1,560	7.500%""	2,411,074

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
33,925	WR Berkley Corp.~
	5.100%, 12/30/59	$880,693
		18,423,275
	Industrials (0.1%)
15,700	Air Lease Corp.~"
	6.150%, 03/15/24	437,559
	Real Estate (1.4%)
16,100	American Homes 4 Rent
	6.250%, 09/19/23	441,945
15,300	Brookfield Property Partners, LP
	6.375%, 09/30/24	406,368
9,200	Colony Capital, Inc.
	7.150%, 06/05/22	220,156
15,400	Digital Realty Trust, Inc.
	5.850%, 03/13/24	429,044
16,700	EPR Properties
	5.750%, 11/30/22	441,548
32,000	Federal Realty Investment Trust~
	5.000%, 09/29/22	838,080
33,200	Kimco Realty Corp.
	5.250%, 12/20/22	882,124
16,200	PS Business Parks, Inc.
	5.200%, 12/07/22	429,138
	Public Storage~
25,857	4.750%, 12/20/24	675,643
8,400	4.875%, 09/12/24	220,668
6,678	5.600%, 03/11/24	187,118
16,100	Spirit Realty Capital, Inc.~
	6.000%, 10/03/22	429,709
		5,601,541
	Utilities (0.8%)
15,100	Algonquin Power & Utilities
	Corp.~"
	6.875%, 10/17/78	429,142
15,300	CMS Energy Corp.~
	5.875%, 10/15/78	419,220
15,700	DTE Energy Company~
	5.250%, 12/01/77	417,463
4,300	Entergy Arkansas, LLC~
	4.750%, 06/01/63	110,295
17,035	Entergy Louisiana, LLC~
	5.250%, 07/01/52	438,992
16,400	Sempra Energy~
	5.750%, 07/01/79	438,372
	Southern Company~
31,500	5.250%, 10/01/76	822,150
8,200	4.950%, 01/30/80	209,018
		3,284,652
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $31,191,060)	32,158,437

COMMON STOCKS (15.9%)

	Communication Services (3.8%)
2,223,000	GBP BT Group, PLC	4,717,514
25,000	Facebook, Inc. - Class A#	5,047,750
356,500	EUR Orange, SA	5,039,472
		14,804,736
NUMBER OF
SHARES		VALUE
	Energy (2.4%)
37,500	Exxon Mobil Corp.~	$ 2,329,500
43,500	Marathon Petroleum Corp.~	2,370,750
92,900	Royal Dutch Shell, PLC - Class A	4,844,735
		9,544,985
	Financials (2.5%)
6,750,000	GBP Lloyds Banking Group, PLC	5,039,105
1,650,000	GBP Royal Bank of Scotland Group,
	PLC	4,725,936
		9,765,041
	Health Care (1.9%)
24,500	Alexion Pharmaceuticals, Inc.#	2,435,055
19,000	UnitedHealth Group, Inc.	5,176,550
		7,611,605
	Industrials (2.2%)
18,600	Boeing Company~	5,919,822
27,000 EUR Schneider Electric, SE		2,692,615
		8,612,437
	Information Technology (0.7%)
8,500	Broadcom, Inc.~	2,593,860
	Real Estate (1.3%)
675,000	GBP British Land Company, PLC	4,936,510
	Utilities (1.1%)
330,000	GBP National Grid, PLC	4,384,602
	TOTAL COMMON STOCKS
	(Cost $66,033,263)	62,253,776

MUTUAL FUND (4.8%)

	Other (4.8%)
574,500	iShares MSCI United Kingdom
	ETF
	(Cost $18,675,489)	18,751,680
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.4%) #
	Communication Services (0.1%)
56	Alphabet, Inc.
8,023,568	Put, 02/07/20, Strike $1,430.00	224,560
	Consumer Discretionary (0.1%)
28	Amazon.com, Inc.
5,624,416	Call, 02/21/20, Strike $1,900.00	345,170
870	MGM Resorts International
2,702,220	Put, 02/14/20, Strike $31.00	93,090
		438,260
	Industrials (0.1%)
116	Boeing Company
3,691,932	Put, 02/21/20, Strike $320.00	120,350

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF			NUMBER OF
CONTRACTS/			CONTRACTS/
NOTIONAL			NOTIONAL
AMOUNT		VALUE	AMOUNT		VALUE
245	L3harris Technologies, Inc.		WRITTEN OPTIONS (-0.5%) #
5,422,585	Put, 02/21/20, Strike $220.00	$122,500
		242,850		Communication Services (-0.1%)
	Other (0.1%)			Alphabet, Inc.
			56
815	SPDR S&P 500 ETF Trust
			8,023,568	Put, 02/07/20, Strike $1,360.00	$(80,360)
26,220,995	Put, 02/07/20, Strike $330.00	657,705	56
	TOTAL PURCHASED OPTIONS		8,023,568	Put, 03/20/20, Strike $1,350.00	(151,760)
					(232,120)
	(Cost $866,464)	1,563,375

Consumer Discretionary (-0.1%)

NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (47.3%)

92,561,484	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	92,607,765
92,559,993	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	92,559,993
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $185,157,916)	185,167,758
TOTAL INVESTMENTS (104.4%)
(Cost $409,490,719)		409,100,301
LIABILITIES, LESS OTHER ASSETS (-4.4%)		(17,365,102)
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)		$ 391,735,199
COMMON STOCKS SOLD SHORT (-3.1%) #
	Consumer Discretionary (-1.3%)
(4,400)	Domino's Pizza, Inc.	(1,239,700)
(6,000)	Tesla, Inc.	(3,903,420)
		(5,143,120)
	Consumer Staples (-1.3%)
(52,400)	Campbell Soup Company	(2,535,636)
(8,200)	Costco Wholesale Corp.	(2,505,264)
		(5,040,900)
	Financials (-0.5%)
(16,353)	First Republic Bank	(1,813,221)
	TOTAL COMMON STOCKS
	SOLD SHORT
	(Proceeds $12,165,324)	(11,997,241)
EXCHANGE-TRADED FUND SOLD SHORT (-10.8%) #
	Other (-10.8%)
(132,000)	SPDR S&P 500 ETF Trust
	(Proceeds $(40,699,078))	(42,468,360)
TOTAL SECURITIES SOLD SHORT
(Proceeds $52,864,402)		(54,465,601)
	Amazon.com, Inc.
28
5,624,416	Call, 06/19/20, Strike $2,200.00	(164,430)
28
5,624,416	Put, 06/19/20, Strike $1,600.00	(36,540)
	MGM Resorts International
870
2,702,220	Put, 02/14/20, Strike $30.00	(59,595)
870
2,702,220	Put, 02/14/20, Strike $29.50	(46,110)
45	Tesla, Inc.
2,927,565	Call, 02/21/20, Strike $600.00	(289,463)
		(596,138)
	Energy (0.0%)
565	Marathon Petroleum Corp.
3,079,250	Put, 07/17/20, Strike $47.50	(121,757)
	Financials (0.0%)
105	Moody's Corp.
2,696,295	Call, 02/21/20, Strike $260.00	(53,550)

900GBP Royal Bank of Scotland Group,

2,155,276 PLC

	Put, 03/20/20, Strike 2.00	(61,927)
		(115,477)
	Health Care (-0.1%)
270	Alexion Pharmaceuticals, Inc.
2,683,530	Put, 06/19/20, Strike $100.00	(230,850)
	Industrials (-0.1%)
	Boeing Company
232
7,383,864	Put, 05/15/20, Strike $270.00	(113,680)
25
795,675	Put, 02/21/20, Strike $335.00	(51,438)
	L3harris Technologies, Inc.
245
5,422,585	Put, 02/21/20, Strike $210.00	(45,937)
245
5,422,585	Put, 03/20/20, Strike $210.00	(86,975)
145	Union Pacific Corp.
2,601,590	Put, 02/21/20, Strike $185.00	(102,950)
		(400,980)
	Other (-0.1%)
	SPDR S&P 500 ETF Trust
1,700
54,694,100	Put, 12/31/19, Strike $312.00	(2,550)
815
26,220,995	Put, 02/07/20, Strike $320.00	(231,460)

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF			"

CONTRACTS/			!
NOTIONAL

AMOUNT		VALUE
815
26,220,995	Put, 02/14/20, Strike $315.00	$(192,340)	""

		(426,350)	#
			***
	TOTAL WRITTEN OPTIONS
	(Premium $1,553,847)	(2,123,672)

Calamos Long/Short Equity & Dynamic Income Trust

Variable rate security. The rate shown is the rate in effect at January 31, 2020.

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Perpetual maturity. Non-income producing security.

The rate disclosed is the 7 day net yield as of January 31, 2020.

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $47,819,531.

FOREIGN CURRENCY ABBREVIATIONS

EUR European Monetary Unit

GBP British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

2/25/2020 2:01 PM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the "Fund") was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

The Fund will invest, under normal circumstances, at least of 80% of its managed assets in a globally diversified portfolio comprised of equity securities which are defined to include common stock, preferred stock, convertible securities and exchange-traded funds ("ETFs") ( the "Equity Sleeve"), as well as long and short equity positions managed pursuant to a long/short equity strategy (the "Long/Short Component"). The Long/Short Component will comprise at least 50% of the Fund's managed assets with a focus on absolute returns in a risk-managed format. The Fund may invest up to 20% of its managed assets opportunistically in globally diversified income-producing securities, including high-yield and investment grade corporate securities, leveraged loans, distressed debt securities, securitized products, U.S. Treasuries and sovereign debt issued by foreign governments (the "Fixed Income Sleeve"). Under current market conditions, it is anticipated that the Fund will invest initially 80% of its managed assets in the Equity Sleeve, consisting of equities, of which 60% will be invested in the Long/Short Component, and 20% of its managed assets in the Fixed Income Sleeve. "Managed assets" means the Fund's total assets (including any assets attributable to any financial leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2020 was as follows*:

Cost basis of investments	$355,072,470
Gross unrealized appreciation	4,628,676
Gross unrealized depreciation	(7,190,118)
Net unrealized appreciation (depreciation)	$(2,561,442)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.